UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04443

Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance California Limited Maturity Municipals Fund                                                        as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 3.2%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$268,127
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	562,271
290	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	312,724
		$1,143,122
General Obligations — 4.2%
400	California, 5.25%, 2/1/14	424,452
1,000	California, 5.25%, 11/1/16	1,062,270
		$1,486,722
Hospital — 8.5%
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	518,500
700	California Statewide Communities Development Authority, (Daughters of Charity Health System California), 5.00%, 7/1/22	703,276
700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/16	726,460
130	Eastern Plumas Health Care District, 7.50%, 8/1/07	132,077
200	San Benito Health Care District, 5.375%, 10/1/12	201,964
400	Stockton Health Facilities, (Dameron Hospital), 5.70%, 12/1/14	413,344
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	312,696
		$3,008,317
Housing — 2.1%
750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	743,992
		$743,992
Industrial Development Revenue — 0.6%
200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	196,226
		$196,226
Insured-Education — 2.3%
475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	313,258
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	517,150
		$830,408

1

Insured-Electric Utilities — 9.0%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14 (1)	$1,114,200
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	525,220
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	551,110
1,000	Sacramento Municipal Utility District, (Consumnes), (MBIA), 4.75%, 7/1/23	1,007,530
		$3,198,060
Insured-Escrowed / Prerefunded — 0.6%
210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	228,532
		$228,532
Insured-General Obligations — 23.0%
400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	423,548
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	775,240
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	720,306
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	852,758
750	Los Angeles Unified School District, (Election of 1997), (MBIA), 5.125%, 7/1/21	781,545
1,000	Redwood City Elementary School District, (FGIC), 5.00%, 8/1/15	1,065,550
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	597,490
1,260	Santa Clarita Community College District, (FSA), 5.00%, 8/1/28	1,291,853
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	597,262
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,062,230
		$8,167,782
Insured-Hospital — 1.2%
400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	426,432
		$426,432
Insured-Lease Revenue / Certificates of Participation — 6.4%
1,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	932,207
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	802,523
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	543,486
		$2,278,216

2

Insured-Other Revenue — 2.8%
$1,000	Golden State Tobacco Securitization Corp., (FGIC), 5.00%, 6/1/35	$1,013,250
		$1,013,250
Insured-Special Tax Revenue — 7.8%
600	Burbank Public Financing Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	629,832
1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,065,830
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,087,610
		$2,783,272
Insured-Transportation — 8.2%
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,101,550
1,000	San Joaquin Hills, Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	794,610
1,000	San Jose Airport Revenue, (FSA), (AMT), 5.00%, 3/1/11	1,035,600
		$2,931,760
Insured-Water and Sewer — 2.2%
250	Sacramento County, Sanitation Financing Authority, (AMBAC), 5.50%, 12/1/19	278,580
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	514,490
		$793,070
Lease Revenue / Certificates of Participation — 3.0%
1,000	California Public Works, (University of California), 5.25%, 6/1/20	1,071,030
		$1,071,030
Other Revenue — 0.9%
295	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	314,915
		$314,915
Senior Living / Life Care — 0.7%
250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	250,180
		$250,180
Solid Waste — 1.0%
350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	352,237
		$352,237

3

Special Tax Revenue — 8.7%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$306,414
240	Brentwood Infrastructure Financing Authority, 5.625%, 9/2/15	245,239
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,172
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	206,968
250	Jurupa Community Services District, 5.00%, 9/1/25	247,703
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,498
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	81,022
160	Murrueta Valley Unified School District, 5.70%, 9/1/17	163,397
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	406,692
295	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	304,883
200	Santa Margarita Water District, 6.10%, 9/1/14	212,538
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	203,498
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	205,334
250	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/16	259,740
		$3,079,098
Transportation — 0.8%
290	Port Redwood City, (AMT), 5.40%, 6/1/19	295,510
		$295,510
Water and Sewer — 1.4%
500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	503,165
		$503,165
Total Tax-Exempt Investments — 98.6% (identified cost $34,457,546)		$35,095,296
Other Assets, Less Liabilities — 1.4%		$494,129
Net Assets — 100.0%		$35,589,425

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at

4

June 30, 2006, 64.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.5% to 21.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/06	68 U.S. Treasury Bond	Short	$(7,265,866)	$(7,252,625)	$13,241
					$13,241

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$34,431,619
Gross unrealized appreciation	$853,795
Gross unrealized depreciation	(190,118)
Net unrealized appreciation	$663,677

5

Eaton Vance Florida Limited Maturity Municipals Fund                                                              as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 6.4%
$1,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/18	$1,024,210
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/20	1,018,660
800	Highlands County, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	820,368
500	West Orange Healthcare District, 5.50%, 2/1/10	520,905
		$3,384,143
Housing — 1.4%
750	Capital Trust Agency, (Atlantic Housing Foundation), 4.50%, 7/1/15	742,342
		$742,342
Industrial Development Revenue — 1.0%
500	Polk County IDA, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	516,420
		$516,420
Insured-Electric Utilities — 10.8%
2,000	Escambia County Utilities Authority, (FGIC), 0.00%, 1/1/15	1,371,080
1,500	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	1,537,710
1,165	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	1,284,086
1,450	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,572,989
		$5,765,865
Insured-Escrowed/Prerefunded — 2.8%
1,000	Port Saint Lucie Utility, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	665,540
770	Seminole County Sales Tax, (FGIC), Prerefunded to 10/1/11, 5.375%, 10/1/19	827,619
		$1,493,159
Insured-General Obligations — 10.4%
500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	397,090
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,067,700
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	790,410
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,087,560
2,000	Puerto Rico, (MBIA), 5.50%, 7/1/18	2,204,440
		$5,547,200

1

Insured-Hospital — 4.5%
$750	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.625%, 8/15/16	$807,285
1,000	Saint Petersburg Health Facilities Authority, (All Children’s Hospital), (AMBAC), 5.50%, 11/15/17	1,057,440
500	Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18	532,335
		$2,397,060
Insured-Housing — 2.1%
565	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	576,029
535	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	545,919
		$1,121,948
Insured-Other Revenue — 3.1%
1,100	Florida Board of Education Lottery Revenue, (FGIC), 5.25%, 7/1/20	1,153,658
500	Saint Johns County IDA, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	515,615
		$1,669,273
Insured-Solid Waste — 4.6%
1,750	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.30%, 10/1/07	1,777,737
1,100	Palm Beach Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	690,756
		$2,468,493
Insured-Special Tax Revenue — 9.3%
1,755	Julington Creek Plantation Community Development District, (MBIA), 4.75%, 5/1/19	1,773,778
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,466,920
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	300,967
595	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18	616,176
250	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19	258,097
500	Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18	518,025
		$4,933,963
Insured-Transportation — 9.3%
1,000	Broward County Airport System, (MBIA), (AMT), 5.375%, 10/1/13	1,033,060
1,750	Dade County, Seaport, (MBIA), 5.125%, 10/1/16 (1)	1,789,725
2,000	Hillsborough County, Aviation Authority, (AMBAC), (AMT), 5.25%, 10/1/18	2,099,220
		$4,922,005

2

Insured-Water and Sewer — 14.2%
$2,400	Cocoa, Water & Sewer Revenue, (AMBAC), 5.50%, 10/1/23	$2,685,648
750	Hillsborough County, Capacity Assessment, (FSA), 5.125%, 3/1/20	780,405
1,320	Sebring Water and Wastewater, (FGIC), 5.25%, 1/1/15	1,399,306
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,073,410
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,088,400
500	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/19	554,485
		$7,581,654
Nursing Home — 0.7%
345	Orange County, Health Facilities Authority, (Westminister Community Care Services), 6.50%, 4/1/12	355,478
		$355,478
Senior Living / Life Care — 2.0%
250	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	251,808
250	Lee County IDA, (Shell Point Village), 5.75%, 11/15/14	256,768
580	North Miami HFA, (Imperial Club), 6.75%, 1/1/33	559,253
		$1,067,829
Special Tax Revenue — 9.2%
500	Arbor Greene Community Development District, 5.00%, 5/1/19	505,545
480	Concorde Estates Community Development District, Capital Improvements, 5.00%, 5/1/11	480,480
95	Covington Park Community Development District, Capital Improvements, 5.00%, 5/1/21	92,777
375	Dupree Lakes Community Development District, 5.00%, 11/1/10	374,903
145	Dupree Lakes Community Development District, 5.00%, 5/1/12	144,237
245	Fishhawk Community Development District ll, 5.125%, 11/1/09	245,257
245	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	245,997
260	Heritage Harbour South Community Development District, Capital Improvements, 5.25%, 11/1/08	260,835
15	Heritage Harbour South Community Development District, Capital Improvements, 5.40%, 11/1/08	15,022
80	Longleaf Community Development District, 6.20%, 5/1/09	80,770
330	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	337,062
1,000	Orlando Capital Improvements, 5.00%, 10/1/18	1,023,720
420	Sterling Hill Community Development District, Capital Improvements, 5.50%, 11/1/10	422,377
600	Tisons Landing Community Development District, 5.00%, 11/1/11	600,738
40	Waterlefe Community Development District, Capital Improvements, 6.25%, 5/1/10	40,409
		$4,870,129

3

Transportation — 2.6%
$1,340	Florida Turnpike Authority, 5.25%, 7/1/21	$1,403,302
		$1,403,302
Utilities — 4.1%
240	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/18	248,494
750	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/22	770,190
1,100	Orlando Water and Electric Utilities Commission, 5.25%, 10/1/20	1,161,435
		$2,180,119
Total Tax-Exempt Investments — 98.5% (identified cost $51,450,195)		$52,420,382
Other Assets, Less Liabilities — 1.5%		$794,209
Net Assets — 100.0%		$53,214,591

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 72.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 24.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	76 U.S. Treasury Bond	Short	$(8,096,646)	$(8,105,875)	$(9,229)
09/06	54 U.S. Treasury Note	Short	$(5,699,724)	$(5,662,407)	$37,317
					$28,088

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$51,399,865
Gross unrealized appreciation	$1,211,653
Gross unrealized depreciation	(191,136)
Net unrealized appreciation	$1,020,517

5

Eaton Vance Massachusetts Limited Maturity Municipals Fund                                                as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 16.6%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$593,120
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,037,860
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	411,744
1,305	Massachusetts HEFA, (Boston College), 5.25%, 6/1/20	1,376,958
1,000	Massachusetts HEFA, (Boston College), 5.375%, 6/1/14	1,076,200
1,000	Massachusetts HEFA, (Harvard University), 5.00%, 7/15/22	1,031,130
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,098,050
1,645	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,844,242
750	Massachusetts HEFA, (Tufts University), 5.50%, 8/15/15	822,817
1,125	Massachusetts IFA, (Babson College), 5.375%, 10/1/17	1,153,710
500	Massachusetts IFA, (Belmont Hill School), 5.15%, 9/1/13	511,760
750	Massachusetts IFA, (St. Johns High School, Inc.), 5.70%, 6/1/18	776,100
		$11,733,691
Electric Utilities — 0.7%
500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	528,830
		$528,830
Escrowed / Prerefunded — 10.0%
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	365,883
485	Massachusetts IFA, (Dana Hall), Prerefunded to 7/1/07, 5.90%, 7/1/27	503,755
1,030	Massachusetts IFA, (Park School), Prerefunded to 9/1/06, 5.50%, 9/1/16	1,053,319
500	Massachusetts IFA, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	525,485
1,200	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,250,592
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20 (1)	2,217,390
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	728,695
400	Rail Connections, Inc., (Rte. 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	416,240
		$7,061,359

1

General Obligations — 7.5%
$1,000	Boston, 5.00%, 2/1/18	$1,031,880
500	Burlington, 5.00%, 2/1/15	529,750
500	Burlington, 5.00%, 2/1/16	528,975
750	Falmouth, 5.25%, 2/1/16	798,120
1,100	Wellesley, 5.00%, 6/1/16	1,179,332
1,150	Wellesley, 5.00%, 6/1/17	1,233,731
		$5,301,788
Health Care - Miscellaneous — 0.5%
165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	163,824
175	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	177,362
		$341,186
Hospital — 4.7%
600	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/14	637,614
865	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/15	917,826
435	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	436,466
250	Massachusetts HEFA, (Partners Healthcare System), 5.00%, 7/1/09	256,757
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.50%, 7/1/10	1,053,270
		$3,301,933
Insured-Education — 3.0%
1,000	Massachusetts College Building Authority, (XLCA), 5.375%, 5/1/15	1,083,010
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,070,990
		$2,154,000
Insured-Electric Utilities — 11.7%
2,120	Massachusetts Municipal Wholesale Electric Co., (MBIA), 5.25%, 7/1/12	2,247,984
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,064,390
1,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,656,645
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,204,440
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,085,230
		$8,258,689

2

Insured-Escrowed / Prerefunded — 2.2%
$635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$685,349
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	902,870
		$1,588,219
Insured-General Obligations — 13.1%
1,000	Boston, (MBIA), 5.00%, 2/1/19	1,037,160
2,000	Dudley-Charlton Regional School District, (FGIC), 5.125%, 6/15/13	2,130,200
1,000	Fall River, (FSA), 5.25%, 2/1/14	1,075,930
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	815,810
750	Lawrence, (MBIA), 5.00%, 3/15/13	793,388
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,050,450
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,083,370
1,175	Puerto Rico Public Improvements, (XLCA), 5.50%, 7/1/15	1,285,297
		$9,271,605
Insured-Hospital — 1.5%
1,000	Massachusetts HEFA, (New England Medical Center Hospital), (FGIC), 5.375%, 5/15/15	1,055,710
		$1,055,710
Insured-Solid Waste — 3.0%
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/13	1,076,300
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/16	1,077,270
		$2,153,570
Insured-Special Tax Revenue — 4.1%
1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	1,775,200
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,106,470
		$2,881,670
Insured-Transportation — 6.4%
500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	520,820
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,268,402
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,069,510

3

$500	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	$550,775
1,000	Puerto Rico Highway and Transportation Authority (CIFG), 5.50%, 7/1/15	1,093,870
		$4,503,377
Lease Revenue / Certificates of Participation — 0.8%
580	Puerto Rico, ITEM & ECFA, (Guaynabo Municipal Government), 5.375%, 7/1/06	580,017
		$580,017
Miscellaneous — 1.5%
1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	1,056,300
		$1,056,300
Nursing Home — 0.4%
275	Massachusetts HEFA, (Christopher House), 6.25%, 1/1/07	275,941
		$275,941
Senior Living / Life Care — 1.5%
600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	608,160
470	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	481,158
		$1,089,318
Solid Waste — 1.5%
1,000	Massachusetts IFA, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	1,035,580
		$1,035,580
Special Tax Revenue — 5.0%
750	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	807,113
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,076,150
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.50%, 7/1/17	1,101,550
500	Massachusetts Special Obligations, 5.00%, 6/1/14	525,595
		$3,510,408
Transportation — 3.4%
1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	1,069,880
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,338,920
		$2,408,800
Water and Sewer — 0.8%
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	529,430
		$529,430

4

Total Tax-Exempt Investments — 99.9% (identified cost $69,374,411)	$70,621,421
Other Assets, Less Liabilities — 0.1%	$104,795
Net Assets — 100.0%	$70,726,216

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 45.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 18.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	57 U.S. Treasury Bond	Short	$(6,114,587)	$(6,079,407)	$35,180
09/06	41 U.S. Treasury Note	Short	$(4,327,568)	$(4,299,235)	$28,333
					$63,513

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,352,834
Gross unrealized appreciation	$1,508,017
Gross unrealized depreciation	(239,430)
Net unrealized appreciation	$1,268,587

5

Eaton Vance National Limited Maturity Municipals Fund                                                           as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.7%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.6%
$2,700	Carbon County, PA, IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$2,845,260
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,014,461
675	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	665,509
		$4,525,230
Education — 3.2%
2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	1,982,580
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	433,154
2,815	Missouri Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,077,837
850	New Hampshire HEFA, (Colby-Sawyer College), 7.20%, 6/1/12	868,547
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), 5.00%, 7/1/12	1,278,657
1,700	University of Illinois, 0.00%, 4/1/15	1,140,768
1,000	University of Illinois, 0.00%, 4/1/16	636,270
		$9,417,813
Electric Utilities — 5.8%
1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	1,070,630
3,000	Energy Northwest Washington Electric, (Columbia Generating), 5.50%, 7/1/15	3,269,910
1,000	Illinois Development Finance Authority PCR, (AMT), 5.00%, 6/1/28	1,001,590
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,582,575
3,050	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	3,050,335
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,071,880
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,313,900
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	982,640
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,610,375
		$16,953,835

Escrowed / Prerefunded — 6.5%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,608,765
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	2,033,262
150	Florence, KY, Housing Facilities, (Bluegrass Housing), Escrowed to Maturity, 7.25%, 5/1/07	151,602
360	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	368,269
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	518,260
3,500	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17	3,645,425
495	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	530,175
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,167,700
230	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	243,322
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 6/15/13, 5.50%, 6/15/14	2,180,240
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,150,642
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,073,780
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,198,860
5	Pennsylvania EDA, (Resource Recovery-Northampton), (AMT), Escrowed to Maturity, 6.75%, 1/1/07	5,070
		$18,875,372
General Obligations — 2.4%
1,000	Keller, TX, Independent School District, 0.00%, 8/15/11	808,750
3,000	Massachusetts, Variable Rate, 3.93%, 3/1/26	3,000,000
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,650,050
1,500	New York City, NY, 5.625%, 12/1/13	1,597,125
		$7,055,925
Health Care-Miscellaneous — 0.2%
85	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	86,941
502	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	517,621
		$604,562

Hospital — 5.9%
$550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	$574,222
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,749,100
200	Maryland HEFA, (Edenwald), 4.85%, 1/1/13	199,834
100	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.10%, 10/1/06	100,370
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	228,888
370	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	377,518
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.50%, 3/1/14	2,155,540
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,036,460
2,490	Michigan Hospital Finance Authority, Variable Rate, 6.55%, 11/1/12 (1)(2)	2,791,614
100	New Hampshire HEFA, (Littleton Hospital Association), 5.45%, 5/1/08	100,738
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,085,540
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,765,091
775	Salina, KS, Hospital Revenue, Salina Regional Health, 5.00%, 10/1/18	799,583
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,175,380
		$17,139,878
Housing — 2.1%
2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	2,479,975
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	615,102
665	Sandoval County, NM, Multifamily, 6.00%, 5/1/32	649,166
95	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06 (3)	84,788
2,400	Vancouver, WA, Housing Authority, 4.20%, 3/1/08	2,389,248
		$6,218,279
Industrial Development Revenue — 9.6%
220	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	223,843
425	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	463,327
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp., (AMT), 9.00%, 5/1/29	1,740,525

$1,320	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (3)	$1,351,350
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,733,896
5,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,330,850
1,600	Loudoun County, VA, Industrial Development Agency, (Howard Hughes Medical Institution), Variable Rate, 3.93%, 2/15/38	1,600,000
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	983,440
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,468,278
1,440	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,475,640
1,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (3)	966,200
3,000	New York City, NY, IDA, (American Airlines), 7.50%, 8/1/16	3,424,560
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,901,085
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,521,825
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,818,022
		$28,002,841
Insured-Education — 3.5%
2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,181,350
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,590,325
2,000	New York Dormitory Authority, (SUNY, NY), (XLCA), 5.25%, 7/1/32	2,130,640
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	303,405
		$10,205,720
Insured-Electric Utilities — 3.8%
750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	787,830
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32 (4)	2,039,260
1,600	Long Island Power Authority, NY, (FGIC), Variable Rate, 6.79%, 12/1/19 (1)(2)(5)	1,815,600
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	407,812
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,084,820
5,000	Sacramento, CA, Municipal Utility District, (Consumnes), (MBIA), 4.75%, 7/1/23	5,037,650
		$11,172,972

Insured-Escrowed / Prerefunded — 4.9%
$1,000	Laredo, TX, Certificates of Obligation, (MBIA), Prerefunded to 2/15/08, 4.50%, 2/15/17	$1,010,810
1,000	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	1,027,030
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,029,320
500	Metropolitan Transportation Authority, NY, Transit Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17	513,800
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00% (0.00% until 11/15/07), 11/15/24	4,871,200
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00% (0.00% until 11/15/07), 11/15/22	974,240
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00% (0.00% until 11/15/07), 11/15/17	2,922,720
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00% (0.00% until 11/15/07), 11/15/18 (6)	1,948,480
		$14,297,600
Insured-General Obligations — 10.2%
2,605	Boise City, ID, Independant School District, (MBIA), 5.00%, 8/1/14	2,763,410
1,700	Boise City, ID, Independant School District, (MBIA), 5.00%, 8/1/16	1,807,508
2,715	Boise City, ID, Independant School District, (MBIA), 5.00%, 8/1/17	2,874,343
1,000	Clackamas County, OR, (School District No. 7J Lake Oswego), (FSA), 5.25%, 6/1/21	1,082,520
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,097,990
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,419,700
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,143,441
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,273,841
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	5,918,929
1,265	Pima County, AZ, (FSA), 3.50%, 7/1/20	1,113,516

$3,150	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	$3,143,511
1,400	Springfield, OH, City School District, Clark County, (FGIC), 5.00%, 12/1/17	1,463,000
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	642,370
		$29,744,079
Insured-Hospital — 0.7%
2,000	El Paso County, TX, Hospital District, (MBIA), 0.00%, 8/15/06	1,990,640
		$1,990,640
Insured-Lease Revenue / Certificates of Participation — 1.2%
1,380	Anaheim, CA, Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	735,112
1,010	South Dakota Building Authority, (MBIA), 5.00%, 9/1/14	1,063,762
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,664,607
		$3,463,481
Insured-Miscellaneous — 0.4%
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,055,440
		$1,055,440
Insured-Solid Waste — 0.4%
1,175	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/12	1,259,189
		$1,259,189
Insured-Special Tax Revenue — 3.9%
3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	3,127,050
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,799,639
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,547,500
		$11,474,189
Insured-Transportation — 10.1%
2,295	Chicago, IL, O’Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	2,435,179
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,035,650
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,055,490
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,123,160
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,604,100
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,062,860
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,090,760

$1,430	Minneapolis and St. Paul, MN, Metropolitan Airports Commission Airport, (FGIC), (AMT), 6.00%, 1/1/11	$1,523,951
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20 (7)	5,524,300
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,103,530
4,075	Port Authority New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	3,972,147
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,074,420
1,625	San Jose, CA, Airport, (FSA), (AMT), 5.00%, 3/1/11	1,682,850
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,117,780
		$29,406,177
Insured-Water and Sewer — 2.4%
2,000	Honolulu, HI, Wastewater System, (FGIC), 0.00%, 7/1/11	1,626,100
5,000	Massachusetts Water Resources Authority, (MBIA), 5.00%, 8/1/22	5,205,050
		$6,831,150
Lease Revenue/Certificates of Participation — 4.1%
7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	8,127,428
3,385	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	3,691,952
		$11,819,380
Nursing Home — 0.5%
775	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	807,581
485	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	496,504
		$1,304,085
Other Revenue — 2.2%
1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	1,006,310
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20 (1)	927,665
1,960	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (1)	2,092,320
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,340,853
1,000	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11	1,024,870
		$6,392,018
Pooled Loans — 0.7%
1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,299,558
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	802,695
		$2,102,253

Senior Living / Life Care — 1.2%
$760	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$788,438
1,105	Arizona Health Facilities Authority, (Care Institute, Inc.-Mesa), 7.625%, 1/1/06	970,146
500	Kansas City, MO, IDR, (Kingswood Manor), 5.80%, 11/15/17	496,270
240	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	245,698
480	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	462,830
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	462,088
		$3,425,470
Solid Waste — 1.1%
3,000	Niagara County, NY, IDA, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	3,123,810
		$3,123,810
Special Tax Revenue — 9.1%
1,100	Arbor Greene Community Development District, FL, 5.00%, 5/1/19	1,112,199
1,450	Brentwood, CA, Infrastructure Financing Authority, 6.375%, 9/2/33	1,495,124
2,500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	2,455,550
3,000	California State Economic Recovery, 5.25%, 7/1/13	3,216,660
420	Concorde Estates Community Development District, FL, Capital Improvements, 5.00%, 5/1/11	420,420
500	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	515,145
290	Covington Park Community Development District, FL, Capital Improvements, 5.00%, 5/1/21	283,214
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	894,220
1,320	Dupree Lakes Community Development District, FL, 5.00%, 11/1/10	1,319,657
855	Dupree Lakes Community Development District, FL, 5.00%, 5/1/12	850,503
1,475	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	1,476,549
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	259,395
260	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	261,058
1,285	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	1,289,125

$1,105	Jurupa, CA, Community Services District, 5.00%, 9/1/21	$1,105,332
785	Jurupa, CA, Community Services District, 5.00%, 9/1/25	777,786
65	Longleaf, FL, Community Development District, 6.20%, 5/1/09	65,626
3,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	3,190,530
1,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	1,070,930
1,290	Sterling Hill Community Development District, FL, Capital Improvements, 5.50%, 11/1/10	1,297,301
2,900	Tisons Landing Community Development District, FL, 5.00%, 11/1/11	2,903,567
355	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	358,784
		$26,618,675
Transportation — 3.1%
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,607,750
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,325,200
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,091,780
		$9,024,730
Water and Sewer — 0.9%
2,500	New Orleans, LA, Sewer Service Revenue, 3.00%, 7/26/06	2,490,080
		$2,490,080
Total Tax-Exempt Investments — 101.7% (identified cost $291,158,502)		$295,994,873
Other Assets, Less Liabilities — (1.7)%		$(4,932,422)
Net Assets — 100.0%		$291,062,451

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2006, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	10.3%
New Jersey	10.4%
New York	13.7%
Others, representing less than 10% individually	67.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 41.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $9,660,461 or 3.3% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Defaulted bond.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	When-issued security.
(6)	Step bond.
(7)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/06	350 U.S. Treasury Bond	Short	$(37,357,106)	$(37,329,687)	$27,419
09/06	189 U.S. Treasury Note	Short	$(19,949,033)	$(19,818,423)	$130,610
					$158,029

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$290,965,519
Gross unrealized appreciation	$7,048,929
Gross unrealized depreciation	(2,019,575)
Net unrealized appreciation	$5,029,354

Eaton Vance New Jersey Limited Maturity Municipals Fund                                                       as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.8%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$774,937
		$774,937
Electric Utilities — 1.0%
420	New Jersey Economic Development Authority PCR, (PSEG Power), 5.00%, 3/1/12	427,539
		$427,539
Escrowed / Prerefunded — 6.8%
350	New Jersey EDA, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	403,235
2,030	New Jersey EDA, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,550,311
300	New Jersey EDA, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	325,401
600	New Jersey Educational Facility Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	623,688
		$2,902,635
General Obligations — 3.5%
500	Jersey City School District, 6.25%, 10/1/10	541,730
1,050	Puerto Rico, 0.00%, 7/1/08	968,404
		$1,510,134
Hospital — 11.0%
1,000	Camden County, Improvement Authority, (Cooper Health), 5.25%, 2/15/20	1,023,690
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	541,390
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System, Inc.), 5.75%, 7/1/23	445,425
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	477,229
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	513,705
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	522,120
425	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	464,933
680	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 5.75%, 7/1/08	698,530
		$4,687,022

1

Industrial Development Revenue — 3.0%
$350	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	$349,951
450	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	461,138
500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (1)	483,100
		$1,294,189
Insured-Education — 2.1%
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	917,919
		$917,919
Insured-Electric Utilities — 4.2%
560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	696,007
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,084,820
		$1,780,827
Insured-General Obligations — 18.5%
330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	353,975
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	800,933
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	790,553
1,000	Jackson Township School District, (Baptist Healthcare System), (MBIA), 5.25%, 6/15/23	1,083,940
1,320	Manalapan-Englishtown, Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,462,415
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	769,174
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	883,493
1,620	New Jersey, (AMBAC), 5.25%, 7/15/19	1,754,671
		$7,899,154
Insured-Hospital — 3.3%
1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12 (2)	1,430,624
		$1,430,624
Insured-Lease Revenue / Certificates of Participation — 4.5%
1,000	Hudson County, (MBIA), 6.25%, 6/1/15	1,133,490
710	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	774,056
		$1,907,546
Insured-Nursing Home — 1.0%
400	Rahway Geriatrics Center, Inc., (MBIA), 5.25%, 5/1/15	427,120
		$427,120
Insured-Other Revenue — 1.2%
500	Monmouth County Improvements Authority, (AMBAC), 5.00%, 12/1/11	525,075
		$525,075

2

Insured-Special Tax Revenue — 2.5%
$1,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/16	$1,062,360
		$1,062,360
Insured-Transportation — 11.2%
1,000	Delaware River Port Authority, (FSA), 5.10%, 1/1/20	1,040,670
500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	526,040
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,096,730
1,000	New Jersey Transportation Trust Fund Authority, (XLCA), Variable Rate, 5.78%, 6/15/17 (3)(4)	1,062,020
820	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	799,303
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	258,470
		$4,783,233
Insured-Water and Sewer — 7.7%
1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	1,188,390
1,000	North Hudson Sewer Authority, (FGIC), 5.25%, 8/1/16	1,058,700
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	358,747
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	340,972
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	323,762
		$3,270,571
Lease Revenue / Certificates of Participation — 2.5%
1,000	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	1,090,680
		$1,090,680
Nursing Home — 1.2%
500	New Jersey EDA, (Masonic Charity Foundation), 4.80%, 6/1/11	510,005
		$510,005
Pooled Loans — 2.5%
1,000	New Jersey Environmental Infrastructure Trust , 5.00%, 9/1/20	1,062,160
		$1,062,160
Senior Living / Life Care — 1.4%
300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	303,183
300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	300,897
		$604,080
Solid Waste — 0.3%
120	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	120,499
		$120,499

3

Special Tax Revenue — 2.5%
$1,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	$1,063,510
		$1,063,510
Transportation — 4.2%
1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	1,065,040
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	723,345
		$1,788,385
Total Tax-Exempt Investments — 97.9% (identified cost $40,775,069)		$41,840,204
Other Assets, Less Liabilities — 2.1%		$900,574
Net Assets — 100.0%		$42,740,778

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 57.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.6% to 15.6% of total investments.

(1)	Defaulted bond.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $1,062,020 or 2.5% of the Fund’s net assets.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.

See notes to financial statements

4

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
09/06	42 U.S. Treasury Bond	Short	$(4,474,463)	$(4,479,563)	$(5,100)
09/06	45 U.S. Treasury Note	Short	(4,749,769)	(4,718,672)	31,097
					$25,997

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$40,732,209
Gross unrealized appreciation	$1,359,453
Gross unrealized depreciation	(251,458)
Net unrealized appreciation	$1,107,995

5

Eaton Vance New York Limited Maturity Municipals Fund                                                          as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.6%
$600	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$577,350
		$577,350
Education — 1.5%
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	638,328
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	111,738
625	Troy IDA, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	670,119
		$1,420,185
Electric Utilities — 2.6%
2,500	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	2,500,275
		$2,500,275
Escrowed / Prerefunded — 4.9%
745	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), Escrowed to Maturity, 5.75%, 6/15/10	796,696
500	Suffolk County IDA, (Jeffersons Ferry), Prerefunded to 11/1/09, 7.20%, 11/1/19	554,775
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,245,933
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,093,340
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,045,100
		$4,735,844
General Obligations — 3.2%
1,000	New York City, 0.00%, 8/1/08	920,270
1,000	New York City, 0.00%, 8/1/08	920,270
1,200	New York City, 5.00%, 3/1/19	1,235,220
		$3,075,760
Health Care-Miscellaneous — 0.7%
245	Suffolk County IDA, (Alliance of Long Island Agencies), 7.50%, 9/1/15	263,333
400	Westchester County IDA, (Children’s Village), 5.375%, 3/15/19	405,356
		$668,689

1

Hospital — 5.4%
$435	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	$454,558
480	Fulton County IDA, (Nathan Littauer Hospital), 5.75%, 11/1/09	481,037
1,000	Monroe County IDA, (Highland Hospital), 5.00%, 8/1/15	1,022,900
200	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	208,958
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,035,340
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	206,076
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	511,440
500	Oneida County IDA, (St. Elizabeth Medical Center), 5.50%, 12/1/10	506,400
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	790,575
		$5,217,284
Housing — 0.5%
500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	510,045
		$510,045
Industrial Development Revenue — 5.3%
1,000	Dutchess County IDA, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	1,040,270
1,000	Liberty Developement Corp., 5.25%, 10/1/35	1,066,170
1,250	New York City IDA, (AMT), 5.50%, 1/1/14	1,318,675
250	Onondaga County, IDA, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	262,340
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,476,585
		$5,164,040
Insured-Education — 11.1%
1,000	New York Dormitory Authority Revenue, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,124,010
1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	1,046,100
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,530,519
1,455	New York Dormitory Authority, (Mt. Sinai School of Medicine), (MBIA), 5.25%, 7/1/13	1,542,780
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,107,520

2

$1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	$1,177,409
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,070,390
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,062,460
1,000	New York Dormitory, (City University), (AMBAC), 5.625%, 7/1/16	1,090,990
		$10,752,178
Insured-Electric Utilities — 6.6%
500	Long Island Power Authority, Electric System Revenue, (FSA), 0.00%, 6/1/15	339,730
500	Long Island Power Authority, Electric System Revenue, (FSA), 5.00%, 12/1/18	512,300
2,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	2,761,075
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,356,537
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,356,025
		$6,325,667
Insured-Escrowed / Prerefunded — 5.6%
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,323,306
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,040,640
1,225	New York Dormitory Authority, (Mental Health Services), Prerefunded to 8/15/11, (MBIA), 5.50%, 8/15/13	1,315,197
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	472,257
250	Niagara County IDA, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	273,045
		$5,424,445
Insured-General Obligations — 8.6%
1,085	Amityville Union Free School District, (FSA), 5.00%, 12/15/19	1,138,762
500	Clarence, Central School District, (FSA), 5.00%, 5/15/17	520,480
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,155,640
1,500	New York City, (XLCA), 5.50%, 8/1/12	1,612,875
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,109,468
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,731,182
		$8,268,407
Insured-Hospital — 2.4%
1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	1,753,664
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	532,060
		$2,285,724

3

Insured-Lease Revenue / Certificates of Participation — 1.1%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	$1,062,180
		$1,062,180
Insured-Special Tax Revenue — 8.1%
2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	1,702,732
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19 (1)	2,207,140
3,540	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	3,916,904
		$7,826,776
Insured-Transportation — 8.7%
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,087,610
500	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 7.37%, 1/1/17 (2)(3)	602,190
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,101,550
1,335	Puerto Rico Highway and Transportation (Finance Authority), (FSA), 5.50%, 7/1/12	1,440,558
1,850	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	2,032,391
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,126,554
		$8,390,853
Lease Revenue / Certificates of Participation — 3.3%
1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	1,052,380
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.25%, 1/1/21	1,029,390
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,058,080
		$3,139,850
Other Revenue — 0.8%
750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	789,105
		$789,105
Senior Living / Life Care — 0.7%
330	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (4)	287,077
400	Mt. Vernon IDA, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	409,324
		$696,401

4

Solid Waste — 3.0%
$750	Hempstead IDA, (American Refuel), 5.00%, 12/1/10	$766,065
2,000	Niagara County, IDA, (American Ref-Fuel Co., LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,082,540
		$2,848,605
Special Tax Revenue — 8.1%
1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	1,181,188
1,000	New York City Transitional Finance Authority, 4.75%, 11/15/23	1,006,630
830	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	851,480
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,061,940
500	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/15/14	532,125
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,212,790
		$7,846,153
Transportation — 1.8%
1,685	Triborough Bridge and Tunnel Authority, 5.00%, 1/1/15	1,749,367
		$1,749,367
Water and Sewer — 4.8%
2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	2,036,660
1,000	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,040,940
1,000	New York Environmental Facilities Corp., Water Finance Authority, 5.00%, 6/15/17	1,049,970
500	New York Environmental Facility Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	531,365
		$4,658,935
Total Tax-Exempt Investments — 99.4% (identified cost $94,439,019)		$95,934,118
Other Assets, Less Liabilities — 0.6%		$608,811
Net Assets — 100.0%		$96,542,929

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

5

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 52.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 18.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $602,190 or 0.6% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(4)	Security is in default and making only partial interest payments.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
9/06	73 U.S. Treasury Bond	Short	$(7,816,035)	$(7,785,907)	$30,128
9/06	94 U.S. Treasury Note	Short	(9,921,741)	(9,856,782)	64,959
					$95,087

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$94,382,004
Gross unrealized appreciation	$2,039,399
Gross unrealized depreciation	(487,285)
Net unrealized appreciation	$1,552,114

6

Eaton Vance Ohio Limited Maturity Municipals Fund                                                                   as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$97,841
		$97,841
Education — 5.6%
500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	524,795
500	Ohio State University General Receipts, 5.25%, 12/1/17	529,690
		$1,054,485
Escrowed / Prerefunded — 1.4%
250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	261,225
		$261,225
General Obligations — 4.8%
100	Cuyahoga County, Sewer Improvement District, 5.45%, 12/1/15	105,684
500	Hamilton School District, 6.15%, 12/1/15	570,795
250	Ohio, 0.00%, 8/1/08	230,127
		$906,606
Hospital — 8.5%
500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	549,820
500	Erie County Hospital Facility, (Firelands Regional Medical Center), 5.50%, 8/15/12	529,885
250	Parma, Hospital Improvement, (Parma Community General Hospital Association), 5.25%, 11/1/13	259,520
250	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	267,672
		$1,606,897
Housing — 1.4%
265	Ohio Housing Finance Agency Mortgage, (AMT), 4.55%, 9/1/11	266,987
		$266,987
Industrial Development Revenue — 7.1%
500	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	520,045
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	327,812
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	498,765
		$1,346,622

1

Insured-Education — 4.1%
$750	Cleveland-Cuyahoga Port Authority, (AMBAC), 5.00%, 8/1/21	$771,202
		$771,202
Insured-General Obligations — 27.1%
200	Amherst School District, (FGIC), 5.00%, 12/1/11	210,130
250	Athens City School District, (FSA), 5.45%, 12/1/10	265,552
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	211,844
265	Clinton Massie Local School District, (MBIA), 0.00%, 12/1/09	230,622
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	249,462
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	692,740
175	Sciota Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	139,897
750	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	748,455
600	Springfield City School District, Clark County, (FGIC), 5.00%, 12/1/17	627,000
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12 (1)	537,690
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	695,112
460	Wyoming, School District, (FGIC), 5.75%, 12/1/17	519,050
		$5,127,554
Insured-Hospital — 2.8%
500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	533,995
		$533,995
Insured-Industrial Development Revenue — 2.9%
500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	546,840
		$546,840
Insured-Lease Revenue / Certificates of Participation — 2.8%
500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	535,060
		$535,060
Insured-Special Tax Revenue — 4.4%
750	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	829,852
		$829,852
Insured-Transportation — 6.0%
300	Cleveland Airport System, (FSA), 5.25%, 1/1/14	313,254
750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	827,648
		$1,140,902
Insured-Water and Sewer — 2.7%
475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	504,322
		$504,322

Lease Revenue/Certificates of Participation — 5.4%
$750	Ohio Parks and Recreational Capital Facilities, 5.50%, 6/1/14	$806,213
200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	207,960
		$1,014,173
Pooled Loans — 5.6%
250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	251,420
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	294,900
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	254,018
100	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Alex Products), (AMT), 6.125%, 11/15/09	103,620
145	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Superior), 5.10%, 5/15/12	147,058
		$1,051,016
Water and Sewer — 2.9%
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	539,785
		$539,785
Total Tax-Exempt Investments — 96.0% (identified cost $17,595,735)		$18,135,364
Other Assets, Less Liabilities — 4.0%		$747,590
Net Assets — 100.0%		$18,882,954

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 55.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.5% to 22.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/06	5 U.S. Treasury Bond	Short	$(541,385)	$(533,281)	$8,104
9/06	25 U.S. Treasury Note	Short	$(2,638,760)	$(2,621,484)	$17,276
					$25,380

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$17,595,420
Gross unrealized appreciation	$602,784
Gross unrealized depreciation	(62,840)
Net unrealized appreciation	$539,944

Eaton Vance Pennsylvania Limited Maturity Municipals Fund                                                   as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.1%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.6%
$520	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$547,976
350	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	345,079
		$893,055
Education — 4.2%
2,290	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	2,364,791
		$2,364,791
Electric Utilities — 0.7%
400	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	419,320
		$419,320
Escrowed / Prerefunded — 1.8%
985	Lehigh County, General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	1,013,486
		$1,013,486
General Obligations — 1.9%
1,000	Delaware County, 5.00%, 10/1/21	1,037,050
		$1,037,050
Health Care-Miscellaneous — 0.5%
250	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	260,660
		$260,660
Hospital — 3.2%
80	Hazleton Health Services Authority, (Hazleton General Hospital), 5.50%, 7/1/07	79,662
145	Hazleton Health Services Authority, (St. Joseph’s Hospital), 5.85%, 7/1/06	144,997
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	207,040
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	544,490
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	821,144
		$1,797,333

1

Housing — 2.4%
$1,335	Allegheny County Residential Finance Authority, Single Family Mortgages, 4.80%, 11/1/22	$1,312,799
		$1,312,799
Industrial Development Revenue — 4.0%
700	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	719,453
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	738,292
750	Schuylkill County IDA, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	764,790
		$2,222,535
Insured-Cogeneration — 2.3%
1,300	Pennsylvania EDA, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	1,286,402
		$1,286,402
Insured-Education — 6.3%
2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	2,086,060
1,100	Lycoming County Authority College, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,142,889
250	University of Pittsburgh, (FGIC), 5.125%, 6/1/22	256,283
		$3,485,232
Insured-Electric Utilities — 8.0%
1,500	Cambria County IDA, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	1,582,125
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,356,538
1,370	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,486,203
		$4,424,866
Insured-Escrowed / Prerefunded — 19.1%
2,000	Ephrata Area School District, (FGIC), Prerefunded to 10/15/11, 5.25%, 4/15/19	2,122,460
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	532,460
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,061,570
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,076,050
970	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.125%, 9/1/18	1,026,221
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,064,250

2

$1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	$1,048,510
5,000	Westmoreland County, Municipal Authority, Water Utility, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,714,000
		$10,645,521
Insured-General Obligations — 21.1%
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16 (1)	654,055
1,000	Council Rock School District, (MBIA), 5.00%, 11/15/19	1,032,690
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,285,163
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,255,696
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,091,859
1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	1,037,560
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,194,640
1,030	Pittsburgh, (AMBAC), 5.125%, 9/1/18	1,065,267
1,000	Reading School District, (FGIC), 0.00%, 1/15/12	793,320
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,299,975
		$11,710,225
Insured-Hospital — 1.0%
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	536,945
		$536,945
Insured-Special Tax Revenue — 2.6%
350	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	358,078
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,106,470
		$1,464,548
Insured-Transportation — 11.7%
1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	1,049,170
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	629,589
2,000	Pennsylvania Turnpike Commission, Reistration Fee Revenue, (FSA), 5.25%, 7/15/22	2,168,840
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,028,630
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	1,098,590
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	519,760
		$6,494,579
Insured-Utility — 1.9%
1,000	Philadelphia Gas Works Revenue, (FSA), 5.25%, 8/1/17	1,047,690
		$1,047,690

3

Insured-Water and Sewer — 2.8%
$1,500	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	$1,556,610
		$1,556,610
Senior Living / Life Care — 2.4%
500	Bucks County IDA, (Pennswood), 5.80%, 10/1/20	518,820
390	Cliff House Trust, (AMT), 6.625%, 6/1/27	268,745
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	348,209
185	Lancaster County Hospital Authority, (Willow Valley Retirement), 5.55%, 6/1/15	192,357
		$1,328,131
Transportation — 0.6%
325	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	325,400
		$325,400
Total Tax-Exempt Investments — 100.1% (identified cost $54,388,652)		$55,627,178
Other Assets, Less Liabilities — (0.1)%		$(33,765)
Net Assets — 100.0%		$55,593,413

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 76.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.1% to 23.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	74 U.S. Treasury Bond	Short	$(7,883,576)	$(7,892,562)	$(8,986)
09/06	40 U.S. Treasury Note	Short	$(4,222,017)	$(4,194,375)	$27,642
					$18,656

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$54,360,482
Gross unrealized appreciation	$1,739,413
Gross unrealized depreciation	(472,717)
Net unrealized appreciation	$1,266,696

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	August 28, 2006

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	August 28, 2006